Summary of Significant Accounting Policies - Schedule of Net Product and Service Revenues by Geographical Location (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Product
Disaggregation Of Revenue [Line Items]
Net revenues	¥ 6,654,893	$ 1,044,298	¥ 4,244,023	¥ 3,730,206
Product | Mainland China
Disaggregation Of Revenue [Line Items]
Net revenues	6,285,247		4,080,229	3,716,757
Product | Hong Kong
Disaggregation Of Revenue [Line Items]
Net revenues	339,616		145,641	11,588
Product | Others
Disaggregation Of Revenue [Line Items]
Net revenues	30,030		18,153	1,861
Service
Disaggregation Of Revenue [Line Items]
Net revenues	1,125,382	$ 176,597	614,176	201,652
Service | Mainland China
Disaggregation Of Revenue [Line Items]
Net revenues	1,123,351		611,975	195,288
Service | Hong Kong
Disaggregation Of Revenue [Line Items]
Net revenues	¥ 2,031		¥ 2,201	¥ 6,364